Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Trademark right	$10,414	$9,977
Copyright	212	203
Patent right	80,178	70,197
Subtotal	90,804	80,377
Less: accumulated amortization	(43,202)	(33,283)
Intangible asset, net	$47,602	$47,094

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$9,037
Fiscal year 2027	8,984
Fiscal year 2028	8,412
Fiscal year 2029	7,454
Fiscal year 2030	6,683
Thereafter	7,032
Total	$47,602